Intangible assets and goodwill - Summary of goodwill allocated to CGUs (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	₽ 9,935,360	₽ 10,630,361
Goodwill impairment	657,032
Russia.
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	6,607,362	6,607,362
Kazakhstan segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	155,104	171,792
Belarus segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	158,954	180,236
Zarplata segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	₽ 2,261,455	2,918,486
Period over which management has projected cash flows	5 years
Compound revenue annual growth rate	15.50%
Discount rate applied to the cash flow projections	18.14%
Terminal growth rate	3.10%
Goodwill impairment	₽ 657,032
Percentage of reasonably possible decrease in compound annual growth rate	0.50%
Expected increase in impairment from reasonably possible decrease in compound annual growth rate	₽ 152,000
Expected increase in impairment as a result of reasonably possible increase in discount rate	₽ 28,000
Decrease in compound annual growth rate	1.00%
Skillaz segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill	₽ 752,485	₽ 752,485
Period over which management has projected cash flows	5 years
Compound revenue annual growth rate	30.60%
Discount rate applied to the cash flow projections	24.03%
Terminal growth rate	3.10%
Minimum | Zarplata segment
Carrying amount of goodwill allocated to each of the CGUs:
Expected EBITDA margin	3.30%
Minimum | Skillaz segment
Carrying amount of goodwill allocated to each of the CGUs:
Expected EBITDA margin	(2.70%)
Maximum | Zarplata segment
Carrying amount of goodwill allocated to each of the CGUs:
Expected EBITDA margin	41.30%
Maximum | Skillaz segment
Carrying amount of goodwill allocated to each of the CGUs:
Expected EBITDA margin	23.30%
Skillaz
Carrying amount of goodwill allocated to each of the CGUs:
Discount rate applied to the cash flow projections			21.30%
Terminal growth rate			2.50%